MORGAN STANLEY RESIDENTIAL MORTGAGE LOAN TRUST 2026-NQM10 ABS-15G

Exhibit 99.6s1

Alt ID	Loan ID	Seller	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
10395841	XXXXXXX	XXXXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Property	Appraisal	Appraisal is Expired	Resolved-Appraisal update in file, resolved. - Due Diligence Vendor-09/09/2026
Rescinded-Appraisal update in file, rescinded.  - Due Diligence Vendor-08/24/2026
													Open-Primary Value Appraisal is Expired - Due Diligence Vendor-08/24/2026		Resolved-Appraisal update in file, resolved. - Due Diligence Vendor-09/09/2026 Rescinded-Appraisal update in file, rescinded. - Due Diligence Vendor-08/24/2026				XX	Investment	Purchase	NA	XXXXXXX	N/A	N/A
10395592	XXXXXXX	XXXXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Resolved-Gap Report provided. Resolved. - Due Diligence Vendor-09/09/2026

Resolved-Borrower 1 Gap Credit Report is not missing. - Due Diligence Vendor-09/09/2026

Ready for Review-Document Uploaded. UDN attached here - Buyer-09/09/2026

													Open-Borrower 1 Gap Credit Report is Missing Missing a gap credit report or Undisclosed Debt Monitoring report within 30 days prior to loan closing. - Due Diligence Vendor-09/02/2026		Resolved-Gap Report provided. Resolved. - Due Diligence Vendor-09/09/2026 Resolved-Borrower 1 Gap Credit Report is not missing. - Due Diligence Vendor-09/09/2026	XXXXXXXXXXXX_XXXXXXX-XXX.pdf			XX	Primary Residence	Purchase	NA	XXXXXXX	N/A	N/A